SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade accounts payable	$ 1,317,921	$ 1,259,623
Accrued liabilities	961,079	1,345,649
Government grant payable	33,709	33,709
Trade payables and accrued liabilities	$ 2,312,709	$ 2,638,981